T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
March 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 1.4%
AT&T  18,309 353
Verizon Communications  2,831 110
463
Interactive Media & Services 3.2%
Alphabet, Class A (1) 1,964 204
Meta Platforms, Class A (1) 3,886 823
1,027
Media 2.0%
Comcast, Class A  9,308 353
Fox, Class B  2,651 83
Nexstar Media Group, Class A  1,099 190
626
Total Communication Services 2,116
CONSUMER DISCRETIONARY 7.2%
Automobile Components 0.6%
Magna International  3,727 200
200
Broadline Retail 0.6%
Alibaba Group Holding, ADR (1) 716 73
eBay  2,844 126
199
Distributors 0.7%
LKQ  4,146 235
235
Hotels, Restaurants & Leisure 1.2%
Booking Holdings (1) 78 207
MGM Resorts International  1,687 75
Travel + Leisure  2,732 107
389
Household Durables 1.0%
NVR (1) 39 217
PulteGroup  1,580 92
309
Specialty Retail 3.1%
AutoZone (1) 110 270
Bath & Body Works  3,951 145
Best Buy  1,537 120

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Home Depot  637 188
O'Reilly Automotive (1) 313 266
989
Total Consumer Discretionary 2,321
CONSUMER STAPLES 8.8%
Beverages 0.9%
Keurig Dr Pepper  4,915 173
Molson Coors Beverage, Class B  2,394 124
297
Consumer Staples Distribution & Retail 1.4%
Kroger  4,185 206
Walmart  1,722 254
460
Food Products 2.5%
Conagra Brands  6,662 250
Kraft Heinz  7,367 285
Mondelez International, Class A  4,017 280
815
Household Products 1.7%
Procter & Gamble  3,550 528
528
Tobacco 2.3%
Altria Group  4,397 196
Philip Morris International  5,533 538
734
Total Consumer Staples 2,834
ENERGY 8.2%
Oil, Gas & Consumable Fuels 8.2%
Chevron  3,323 542
ConocoPhillips  4,024 399
Exxon Mobil  8,241 904
Kinder Morgan  13,698 240
Marathon Petroleum  1,480 200
Occidental Petroleum, Warrants, 8/3/27 (1) 425 17
PDC Energy  1,076 69
Suncor Energy  2,647 82
TotalEnergies, ADR  3,237 191
Total Energy 2,644
FINANCIALS 19.8%
Banks 7.0%
Bank of America  12,051 345

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Citigroup  8,001 375
Fifth Third Bancorp  5,957 159
JPMorgan Chase  6,617 862
Wells Fargo  13,601 508
2,249
Capital Markets 2.0%
Ameriprise Financial  828 254
Charles Schwab  2,385 125
Morgan Stanley  2,823 248
627
Consumer Finance 0.9%
Capital One Financial  1,100 106
Discover Financial Services  1,296 128
OneMain Holdings  1,856 69
303
Financial Services 3.9%
Berkshire Hathaway, Class B (1) 579 179
Equitable Holdings  9,425 239
Fiserv (1) 2,609 295
FleetCor Technologies (1) 924 195
Global Payments  3,276 345
1,253
Insurance 6.0%
Aflac  3,676 237
American International Group  6,588 332
Arch Capital Group (1) 1,698 115
Chubb  2,076 403
Everest Re Group  551 197
Hartford Financial Services Group  4,804 335
MetLife  5,367 311
1,930
Total Financials 6,362
HEALTH CARE 17.3%
Biotechnology 2.7%
AbbVie  1,476 235
Biogen (1) 782 218
Gilead Sciences  5,028 417
870
Health Care Equipment & Supplies 3.2%
Abbott Laboratories  589 60
Becton Dickinson & Company  1,384 343
DENTSPLY SIRONA  2,506 98

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hologic (1) 2,245 181
Zimmer Biomet Holdings  2,676 346
1,028
Health Care Providers & Services 5.7%
AmerisourceBergen  1,383 221
Cardinal Health  1,358 103
Centene (1) 2,721 172
CVS Health  4,716 350
Elevance Health  856 394
Humana  404 196
McKesson  871 310
Molina Healthcare (1) 275 74
1,820
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific  345 199
199
Pharmaceuticals 5.1%
Bristol-Myers Squibb  6,616 459
Johnson & Johnson  3,125 484
Pfizer  6,973 284
Sanofi, ADR  4,206 229
Viatris  19,441 187
1,643
Total Health Care 5,560
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 3.6%
General Dynamics  1,417 323
L3Harris Technologies  1,830 359
Lockheed Martin  381 180
Textron  4,241 300
1,162
Air Freight & Logistics 1.2%
FedEx  1,617 369
369
Building Products 0.3%
Masco  2,101 104
104
Construction & Engineering 0.5%
AECOM  1,837 155
155

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.8%
CSX  8,413 252
252
Industrial Conglomerates 1.0%
General Electric  3,390 324
324
Machinery 3.0%
Allison Transmission Holdings  2,359 107
Cummins  1,304 312
Otis Worldwide  2,488 210
Parker-Hannifin  736 247
Timken  994 81
957
Passenger Airlines 0.3%
Southwest Airlines  2,791 91
91
Professional Services 2.1%
Booz Allen Hamilton Holding  971 90
Leidos Holdings  2,550 235
ManpowerGroup  1,339 111
SS&C Technologies Holdings  4,008 226
662
Total Industrials & Business Services 4,076
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 1.4%
Cisco Systems  8,251 431
431
Electronic Equipment, Instruments & Components 0.5%
Corning  4,551 161
161
IT Services 0.8%
Cognizant Technology Solutions, Class A  2,424 148
GoDaddy, Class A (1) 1,276 99
247
Semiconductors & Semiconductor Equipment 2.2%
Micron Technology  3,144 190
NXP Semiconductors  497 93
QUALCOMM  2,150 274
Skyworks Solutions  1,239 146
703

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 1.3%
Gen Digital  10,998 189
Open Text (2) 1,891 73
Salesforce (1) 821 164
426
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Class C  2,889 116
HP  4,017 118
234
Total Information Technology 2,202
MATERIALS 4.2%
Chemicals 1.7%
CF Industries Holdings  1,821 132
Dow  3,151 173
LyondellBasell Industries, Class A  1,344 126
Nutrien  1,598 118
549
Containers & Packaging 1.5%
International Paper  7,607 274
Westrock  6,721 205
479
Metals & Mining 1.0%
Reliance Steel & Aluminum  1,279 328
328
Total Materials 1,356
REAL ESTATE 3.2%
Health Care Real Estate Investment Trusts 0.4%
Omega Healthcare Investors, REIT  4,162 114
114
Hotel & Resort Real Estate Investment Trusts 0.2%
Host Hotels & Resorts, REIT  3,980 66
66
Residential Real Estate Investment Trusts 0.4%
Apartment Income REIT, REIT  3,098 111
111
Specialized Real Estate Investment Trusts 2.2%
Gaming & Leisure Properties, REIT  4,156 216
Iron Mountain, REIT  3,362 178
Lamar Advertising, Class A, REIT  943 94

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  6,923 209
697
Total Real Estate 988
UTILITIES 5.0%
Electric Utilities 4.6%
Evergy  4,810 294
Exelon  6,223 261
FirstEnergy  4,869 195
NRG Energy  1,269 43
PG&E (1) 11,602 188
Pinnacle West Capital  995 79
Southern  5,954 414
1,474
Gas Utilities 0.4%
UGI  3,924 136
136
Total Utilities 1,610
Total Common Stocks (Cost $27,535) 32,069
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 1,139 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 65,914 66
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 66
Total Securities Lending Collateral (Cost $66) 66
Total Investments in Securities 100.2%
(Cost $27,602) $ 32,136
Other Assets Less Liabilities (0.2)% (56)
Net Assets 100.0% $ 32,080

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 984  ¤  ¤ $ 67
Total $ 67^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $67.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (the fund), formerly the
T. Rowe Price QM U.S. Value Equity Fund, is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F201-054Q1 03/23